UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b) Not applicable.

The Advisors’ Inner Circle Fund III

Advocate Rising Rate Hedge ETF

SEMI-ANNUAL REPORT	MARCH 31, 2023

Investment Adviser: Advocate Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Review of Liquidity Risk Management Program	22

Disclosure of Fund Expenses	23

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-810-7345; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 54.7%	Face Amount	Value

United States Treasury Bill
3.708%, 04/04/23(A)	$5,000,000	$4,999,362
4.510%, 04/13/23(A)	7,000,000	6,991,274
4.258%, 04/20/23(A)	5,000,000	4,988,956

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $16,976,771)		16,979,592

EXCHANGE TRADED FUNDS — 25.1%	Shares	Value

Energy Select Sector SPDR Fund	48,880	4,048,731
Health Care Select Sector SPDR Fund	28,857	3,735,827

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,515,189)		7,784,558

TOTAL INVESTMENTS — 79.8%
(Cost $24,491,960)		$24,764,150

Percentages are based on Net Assets of $31,044,315.

(A)	The rate reported is the effective yield at time of purchase.

CAD — Canadian Dollar

SPDR — Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

The open futures contracts held by the Fund at March 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	483	Jun-2023	$35,411,905	$35,737,170	$325,265
Japanese Yen	196	Jun-2023	18,338,498	18,675,125	336,627
U.S. 2-Year Treasury Note	272	Jun-2023	55,577,866	56,155,250	577,384

			109,328,269	110,567,545	1,239,276

Short Contracts
90-Day Euro$	(1,550)	Sep-2023	$(369,512,268)	$(368,648,125)	$864,143
British Pound	(121)	Jun-2023	(9,169,226)	(9,343,469)	(174,243)
Euro FX	(34)	Jun-2023	(4,575,284)	(4,633,987)	(58,704)
Japanese 10-Year Bond	(31)	Jun-2023	(33,303,155)	(34,582,715)	(514,334)
Long Gilt 10-Year Bond	(30)	Jun-2023	(3,665,346)	(3,824,756)	(91,070)
Mexican Peso	(170)	Jun-2023	(4,625,935)	(4,646,950)	(21,015)
U.S. 5-Year Treasury Note	(621)	Jun-2023	(67,085,089)	(68,004,351)	(919,263)
Ultra 10-Year U.S. Treasury Note	(214)	Jun-2023	(25,190,099)	(25,924,094)	(733,994)

			(517,126,402)	(519,608,447)	(1,648,480)

			$(407,798,133)	$(409,040,902)	$(409,204)

As of March 31, 2023, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Advocate Rising Rate Hedge ETF
Assets:
Investments at Value	$24,764,150
Cash and Cash Equivalents	7,913,492
Variation Margin Receivable on Futures Contracts	165,153
Receivable for Investment Securities Sold	119,038
Deferred Offering Costs	52,432
Prepaid Expenses	18,611

Total Assets	33,032,876

Liabilities:
Payable to Custodian	1,557,912
Variation Margin Payable on Futures Contracts	338,129
Payable for Management Fees	27,578
Other Accrued Expenses	69,942

Total Liabilities	1,988,561

Net Assets	$31,044,315

Net Assets Consist of:
Paid-in Capital	$39,170,447
Total Accumulated Loss	(8,126,132)

Net Assets	$31,044,315

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,415,000

Net Asset Value, Offering and Redemption Price Per Share	$21.94

Cost of Investments	$24,491,960
Cost of Foreign Currency	$(1,557,683)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
FOR THE SIX MONTHS ENDED
MARCH 31, 2023 (Unaudited)

STATEMENT OF OPERATIONS

Advocate Rising Rate Hedge ETF
Investment Income:
Dividend Income	$106,228
Interest Income	342,312

Total Investment Income	448,540

Expenses:
Management Fees	168,943
Excise Tax	139,790

Total Expenses	308,733

Net Investment Income	139,807

Net Realized Gain (Loss) on:
Investments(1)	478,863
Futures Contracts	(3,783,048)
Foreign Currency Transactions	(29,971)

Net Realized Gain (Loss)	(3,334,156)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	854,319
Futures Contracts	(5,142,833)
Foreign Currency Translations	(281)

Net Change in Unrealized Depreciation	(4,288,795)

Net Realized and Unrealized Loss	(7,622,951)

Net Decrease in Net Assets Resulting from Operations	$(7,483,144)

(1)	Included in realized gain (loss) on investments is $527,739 related to gains from in-kind transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (unaudited)	Period Ended September 30, 2022(1)
Operations:
Net Investment Income	$139,807	$63,328
Net Realized Gain (Loss)	(3,334,156)	2,731,909
Net Change in Unrealized Appreciation (Depreciation)	(4,288,795)	4,151,552

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,483,144)	6,946,789

Distributions	(7,594,125)	(7,623)

Capital Share Transactions:(2)
Issued	25,220,677	38,926,940
Redeemed	(18,268,422)	(6,696,777)

Increase in Net Assets from Capital Share Transactions	6,952,255	32,230,163

Total Increase (Decrease) in Net Assets	(8,125,014)	39,169,329

Net Assets:
Beginning of Period	39,169,329	—

End of Period	$31,044,315	$39,169,329

Share Transactions:
Issued	780,000	1,485,000
Redeemed	(585,000)	(265,000)

Net Increase in Shares Outstanding from Share Transactions	195,000	1,220,000

(1)	Commenced operations on October 27, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2023		Period Ended September 30, 2022(1)
Net Asset Value, Beginning of Period	$32.11		$25.00

Income from Investment Operations:
Net investment income(2)	0.10		0.07
Net realized and unrealized gain (loss)	(4.20)		7.05

Total from Investment Operations	(4.10)		7.12

Distributions and Distributions:
Net investment income	(0.05)		—(3)
Net realized gains	(6.02)		(0.01)

Total dividends and distributions	(6.07)		(0.01)

Net Asset Value, End of Period	$21.94		$32.11

Total Return†	(14.08)%		28.49%

Ratios to Average Net Assets:
Net Assets, End of Period (000’s)	$31,044		$39,169

Ratio of Expenses to Average Net Assets (Excluding Waivers)(4)	1.55	%(5)	0.85%

Ratio of Net Investment Income to Average Net Assets(4)	0.70%		0.27%

Portfolio turnover rate(6)	111%		367%

†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

(1)	Commenced operations on October 27, 2021.
(2)	Per unit data calculated using average units method.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.
(5)	The expense ratio includes excise tax expense. Had this expense been excluded, the ratio would have been 0.85%.
(6)	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Advocate Rising Rate Hedge ETF (the “Fund”) is a multi-asset ETF that seeks to hedge rising interest rates, predominantly long-term interest rates, while providing the potential for gains during systemically rising interest rate periods. Advocate Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund commenced operations on October 27, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Fund’s Board and were implemented through a Fair Value Committee designated by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Futures Contracts — The Fund utilized futures contracts during the period ended March 31, 2023. The Fund used futures contracts to establish the desired exposure to rising rates in different parts of the yield curve. A margin deposit held at one counterparty for the futures contracts is included in “Deposits at Broker for Futures” on the Statement of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the period ended March 31, 2023 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of March 31, 2023, the Fund has open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts”.

For the period ended March 31, 2023, the daily average notional value of long futures contracts and short futures contracts held were $168,056,987 and $654,056,603, respectively.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 5,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown as of the period ended March 31, 2023:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
5,000	$ 50	$ 109,700	$ 50

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of March 31, 2023, was as follows:

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value			Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Interest Rate contracts	Unrealized appreciation on futures contracts	$1,441,527	†	Interest Rate contracts	Unrealized depreciation on futures contracts	$(1,744,328)†

Foreign Exchange contracts	Unrealized appreciation on futures contracts	661,892	†	Foreign Exchange contracts	Unrealized depreciation on futures contracts	(768,295)†

Total Derivatives not accounted for as hedging instruments		$2,103,419				$(2,512,623)

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2023, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Futures Contracts
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	$(3,783,048)

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures Contracts
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	$(5,142,833)

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable by law.

As of March 31, 2023, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. For the period ended March 31, 2023, the total expense ratio of 1.55% includes excise tax expense. Had this expense been excluded, the ratio would have been 0.85%.

8. Investment Transactions:

For the period ended March 31, 2023, the Fund made purchases of $10,976,226 and sales of $15,978,193 in investment securities, excluding in-kind transactions, long-term U.S. Government and short-term securities. For the period ended March 31, 2023, there were no purchases or sales of long-term U.S. Government securities.

For the period ended March 31, 2023, there were in-kind transactions associated with creation and redemptions:

Purchases	Sales	Net Realized Gain(Loss)
$ 6,364,926	$ 4,658,631	$ 527,739

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

At September 30, 2022, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

Distributable Earnings		Paid-in Capital
$11,971	$	(11,971)

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

The tax character of dividends and distributions paid during the period ended September 30, 2022, are as follows:

Ordinary Income		Long-Term Capital Gain		Total
$1,078	$	6,545	$	7,623

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,314,747
Undistributed Long-Term Capital Gains	5,284,610
Unrealized Depreciation	(644,824)
Other Temporary Differences	(3,396)

Total Distributable Earnings	$6,951,137

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at March 31, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$24,491,960	$272,190	$-	$272,190

10. Securities Lending:

The Fund has entered into a Securities Lending Agreement with Interactive Brokers (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR”) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent and the Fund earns a return from the collateral. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of November 30, 2022, the Security Lending facility has closed.

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Interest Rate Risk – The risk that changes in interest rates will cause significant fluctuations, up or down, in the value of fixed income securities, including Government securities, in which the Fund may take a long position or short

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

position. A historically low interest rate environment may present greater risk of interest rates increasing and rates may increase more rapidly. Conversely, while interest rates remain low, rates could fall further or fall below zero, i.e. negative interest rates. Additionally, the difference between long term rates and short term rates can change rapidly and affect the value of the portfolio resulting in gains or losses.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Equity Market Risk — The Fund invests in equity securities and is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Growth Style Risk — The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Roll Risk – The Fund may encounter “roll risk” from its investments in futures or swaps. Roll risk refers to the risk that may be encountered when a futures or swap contract must be “rolled forward” as the contracts approaches expiry to maintain the desired risk profile of the strategy. A roll occurs when a position in the near-term futures or swap contract is liquidated and a new position in the next futures or swap contract is established. Illiquid conditions may arise when the Fund attempts to roll existing positions which could result in either a higher-than-anticipated cost, or an inability to implement the roll. If this situation persists over the typical transition period from an expiring futures or swap contract to the next, the Adviser may elect to terminate the strategy in question and replace it with alternative strategies whose roll risks are currently minimal.

Short Exposure Risk – The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss to the Fund is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed elsewhere in this section.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Investing in the United States Risk – To the extent the Fund invests in issuers within the United States, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

New Adviser Risk — The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Valuation Risk – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Liquidity Risk – The risk that certain assets may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to sell the asset at a lower price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or ( i) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Investments in Investment Companies Risk – When the Fund invests in an investment company, including ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds.

12. Concentration of Shareholders:

At March 31, 2023, 100% of total shares outstanding were held by two Authorized Participants owning 10% or greater of the aggregate total shares outstanding. These Authorized Participants are comprised of omnibus accounts that are held on behalf of various shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

13. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

In connection with the Fund’s operation as an ETF, the Program Administrator’s report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio; and (iii) the Fund’s qualification as an “In-Kind ETF”.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
MARCH 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$859.20	1.55%	$7.18
Hypothetical 5% Return	1,000.00	1,017.20	1.55	7.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advocate Rising Rate Hedge ETF

141 W. Jackson Blvd, Suite 1711

Chicago, IL 60604

Investment Adviser

Advocate Capital Management, LLC

499 Park Ave, Tenth Floor

New York, NY 10022

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

ADV-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 9, 2023